UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011
                                                ------------------

Check here if Amendment [  ]: Amendment Number:   _______________

     This Amendment (Check only one): [  ]  is a restatement
                                      [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Woodbine Capital Advisors LP
Address:    499 Park Avenue, 16th Floor
            New York, New York 10022

Form 13F File Number:  028-14209
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joshua Berkowitz
Title: Chief Executive Officer and Chief Investment Officer
Phone: 212-351-9200

Signature, Place and Date of Signing:

  /s/ Joshua Berkowitz             New York, New York         November 14, 2011
-------------------------         --------------------        -----------------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]   13F  COMBINATION REPORT. (Check here if a portion of the holdings for this
      reporting   manager  are  reported  in  this  report  and  a  portion  are reported  by  other  reporting  manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              0
                                                   -------------------------
Form 13F Information Table Entry Total:                        21
                                                   -------------------------
Form 13F Information Table Value Total:                     $249,402
                                                   -------------------------
                                                         (in thousands)

List of Other Included Managers:

Provide  a  numbered list of  the name(s) and Form 13F file   number(s)  of  all
institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


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                                                    WOODBINE CAPITAL ADVISORS LP
                                                     FORM 13F INFORMATION TABLE
                                                  Quarter Ended September 30, 2011

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                                                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER       VOTING AUTHORITY
                                                         -------    --------  ---  ----  ----------  --------  ---------------------
       NAME OF ISSUER      TITLE OF CLASS     CUSIP     (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS  SOLE      SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ACACIA RESH CORP            ACACIA TCH COM   003881307    2,501    69,493     SH           SOLE                   69,493
ALLIED NEVADA GOLD CORP     COM              019344100    1,611    45,000     SH           SOLE                   45,000
AUGUSTA RES CORP            COM NEW          050912203      741   241,249     SH           SOLE                  241,249
BARCLAYS BK PLC             IPTH S&P VIX NEW 06740C261  191,838 3,594,500     SH   PUT     SOLE                3,594,500
CENOVUS ENERGY INC          COM              15135U109    2,295    74,158     SH           SOLE                   74,158
EBAY INC                    COM              278642103    2,536    86,000     SH           SOLE                   86,000
GAFISA S A                  SPONS ADR        362607301      180    31,160     SH           SOLE                   31,160
INTUIT                      COM              461202103    2,812    59,280     SH           SOLE                   59,280
ISHARES INC                 MSCI BRAZIL      464286400   10,236   196,800     SH   CALL    SOLE                  196,800
ISHARES TR                  MSCI EMERG MKT   464287234    4,833   137,700     SH   CALL    SOLE                  137,700
ISHARES TR                  FTSE CHINA25 IDX 464287184    6,000   194,600     SH   CALL    SOLE                  194,600
LYONDELLBASELL INDUSTRIES N SHS - A -        N53745100    1,247    51,050     SH           SOLE                   51,050
MBIA INC                    COM              55262C100      787   108,240     SH           SOLE                  108,240
ROWAN COS INC               COM              779382100    1,337    44,279     SH           SOLE                   44,279
SEADRILL LIMITED            SHS              G7945E105    1,630    59,200     SH           SOLE                   59,200
SPDR S&P 500 ETF TR         TR UNIT          78462F103    6,857    60,600     SH   CALL    SOLE                   60,600
TEXAS INSTRS INC            COM              882508104    1,967    73,800     SH           SOLE                   73,800
TIVO INC                    COM              888706108    2,418   258,933     SH           SOLE                  258,933
UNITED CONTL HLDGS INC      COM              910047109    3,193   164,744     SH           SOLE                  164,744
WESTPORT INNOVATIONS INC    COM NEW          960908309    1,428    49,360     SH           SOLE                   49,360
YPF SOCIEDAD ANONIMA        SPON ADR CL D    984245100    2,955    86,367     SH           SOLE                   86,367
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